SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Reconciliation of Adjusted EBITDA to Operating Income (Loss)
The Company has presented the components that reconcile Adjusted EBITDA to operating income, an accepted GAAP measure:

	Three Months Ended September 30, 2017			Three Months Ended September 30, 2016
	Cablevision	Cequel	Total	Cablevision (a)	Cequel	Total
Operating income (loss)	$11,185	$123,679	$134,864	$39,947	$102,832	$142,779
Share-based compensation	11,555	3,450	15,005	1,091	579	1,670
Restructuring and other expense	35,364	18,084	53,448	45,176	2,640	47,816
Depreciation and amortization (including impairments)	656,102	167,163	823,265	481,497	189,432	670,929
Adjusted EBITDA	$714,206	$312,376	$1,026,582	$567,711	$295,483	$863,194

	Nine months ended September 30, 2017			Nine months ended September 30, 2016
	Cablevision	Cequel	Total	Cablevision (a)	Cequel	Total
Operating income (loss)	$244,667	$395,213	$639,880	$(32,133)	$274,575	$242,442
Share-based compensation	28,597	12,335	40,932	1,091	579	1,670
Restructuring and other expense	105,182	37,583	142,765	143,891	11,195	155,086
Depreciation and amortization (including impairments)	1,641,477	497,299	2,138,776	526,057	559,872	1,085,929
Adjusted EBITDA	$2,019,923	$942,430	$2,962,353	$638,906	$846,221	$1,485,127

(a) Reflects operating results of Cablevision from the date of acquisition.

        The Company has presented the components that reconcile Adjusted EBITDA to operating income, an accepted GAAP measure for the year ended December 31, 2016.

	Cablevision	Cequel	Total
Operating income	$74,865	$384,801	$459,666
Share-based compensation	9,164	5,204	14,368
Restructuring and other expense	212,150	28,245	240,395
Depreciation and amortization (including impairments)	963,665	736,641	1,700,306

Adjusted EBITDA	$1,259,844	$1,154,891	$2,414,735

Reconciliation of Reportable Segment Amounts to Cablevision's and CSC Holdings' Consolidated Balances
A reconciliation of reportable segment amounts to the Company's consolidated balances are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Operating income for reportable segments	$134,864	$142,779	$639,880	$242,442
Items excluded from operating income:
Interest expense	(379,064)	(446,242)	(1,232,730)	(1,015,866)
Interest income	961	404	1,373	12,787
Gain (loss) on investments, net	(18,900)	24,833	169,888	83,467
Gain (loss) on derivative contracts, net	(16,763)	773	(154,270)	(26,572)
Gain (loss) on interest rate swap contracts	1,051	(15,861)	12,539	24,380
Loss on extinguishment of debt and write-off of deferred financing costs	(38,858)	—	(600,240)	(19,948)
Other income (expense), net	(65)	2,531	832	2,548
Loss before income taxes	$(316,774)	$(290,783)	$(1,162,728)	$(696,762)

        A reconciliation of reportable segment amounts to the Company's consolidated balances for the year ended December 31, 2016 is as follows:

Operating income for reportable segments	$459,666
Items excluded from operating income:
Interest expense	(1,456,541)
Interest income	13,811
Gain on investments, net	141,896
Loss on equity derivative contracts, net	(53,696)
Loss on interest rate swap contracts	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs	(127,649)
Other income, net	4,329

Loss before income taxes	$(1,091,145)

Schedule of Revenue by Products and Services and Segments
The following tables present the composition of revenue by segment for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended September 30, 2017				Three Months Ended September 30, 2016
	Cablevision	Cequel	Eliminations	Total	Cablevision (a)	Cequel	Total
Residential:
Pay TV	$782,214	$272,178	$—	$1,054,392	$772,886	$279,109	$1,051,995
Broadband	404,153	241,941	—	646,094	366,166	212,439	578,605
Telephony	172,904	31,849	—	204,753	178,000	38,186	216,186
Business services and wholesale	230,274	94,486	—	324,760	220,352	89,014	309,366
Advertising	67,563	17,456	(480)	84,539	67,815	20,944	88,759
Other	7,211	5,426	—	12,637	9,480	5,830	15,310
Total Revenue	$1,664,319	$663,336	$(480)	$2,327,175	$1,614,699	$645,522	$2,260,221

	Nine Months Ended September 30, 2017				Nine Months Ended September 30, 2016
	Cablevision (a)	Cequel	Eliminations	Total	Cablevision (a)	Cequel	Total
Residential:
Pay TV	$2,356,230	$829,380	$—	$3,185,610	$859,932	$840,354	$1,700,286
Broadband	1,177,731	709,548	—	1,887,279	406,057	613,012	1,019,069
Telephony	524,696	99,381	—	624,077	198,282	116,855	315,137
Business services and wholesale	690,168	278,123	—	968,291	244,685	260,278	504,963
Advertising	203,351	54,384	(480)	257,255	75,458	63,476	138,934
Other	21,366	17,314	—	38,680	14,145	18,777	32,922
Total Revenue	$4,973,542	$1,988,130	$(480)	$6,961,192	$1,798,559	$1,912,752	$3,711,311

(a) Reflects revenue from the Cablevision Acquisition Date.

        The following table presents the composition of revenue by segment for the year ended December 31, 2016:

	Cablevision	Cequel	Total
Revenue:
Residential:
Video	$1,638,691	$1,120,525	$2,759,216
High-speed data	782,615	834,414	1,617,029
Voice	376,034	153,939	529,973
Business Services	468,632	350,909	819,541
Advertising	157,331	88,371	245,702
Other	20,749	25,002	45,751

Total Revenue	$3,444,052	$2,573,160	$6,017,212

Capital Expenditures by Reportable Segment
Capital expenditures (cash basis) by reportable segment are presented below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016

Cablevision	$228,594	$150,815	$550,231	$150,965
Cequel	75,042	97,341	213,067	226,761
	$303,636	$248,156	$763,298	$377,726
Capital expenditures for the year ended December 31, 2016 by reportable segment are presented below:
Cablevision	$298,357
Cequel	327,184

$625,541